Exhibit 99.1

BX Trust 2017-APPL

Commercial Mortgage Pass-Through Certificates, Series 2017-APPL

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

24 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

New York, New York 10036

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Re: BX Trust 2017-APPL Commercial Mortgage Pass-Through Certificates, Series 2017-APPL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BX Trust 2017-APPL securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 July 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BX Trust 2017-APPL (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to five successive one-year extension options (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrowers’ fee simple and/or leasehold interests and the operating lessee’s leasehold or subleasehold interests in 51 hotel properties located in 17 states (collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan and Properties as of 9 August 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Term (mos)”) and
b.	Use the “Trust Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Trust Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Trust Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan LIBOR Floor and
c.	Mortgage Loan LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.25000% that was provided by the Depositor, we recalculated the “Trust Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Trust Loan Cut-off Date Balance,
b.	Trust Loan Interest Rate,
c.	Mortgage Loan Spread,
d.	Mortgage Loan LIBOR Cap Strike Rate and
e.	Interest Accrual Method

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 9., we recalculated the:

i.	Trust Loan Monthly IO Payment,
ii.	Trust Loan Annual IO Debt Service and
iii.	Trust Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Trust Loan Cut-off Date Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

Attachment A Page 4 of 5

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual IO Debt Service” of the Mortgage Loan as the product of:

a.	The “Trust Loan Cut-off Date Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Trust Loan Cut-off Date Balance,” as shown on the Final Data File,
b.	The sum of:

i.       The “Mortgage Loan Spread,” as shown on the Final Data File and

ii.	The “Mortgage Loan LIBOR Cap Strike Rate,” as shown on the Final Data File and
c.	365/360.

10.	Using the:
a.	Trust Loan Annual IO Debt Service,
b.	Trust Loan Annual IO Debt Service at Cap,
c.	Trust Loan Cut-off Date Balance,
d.	Trust Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Trust Loan IO NOI DSCR,
ii.	Underwritten Trust Loan IO NCF DSCR,
iii.	Underwritten Trust Loan IO NOI DSCR at Cap,
iv.	Underwritten Trust Loan IO NCF DSCR at Cap,
v.	Cut-off Date Trust LTV,
vi.	Maturity Date Trust LTV,
vii.	Underwritten Trust Loan NOI Debt Yield,
viii.	Underwritten Trust Loan NCF Debt Yield,
ix.	Percentage of Cut-off Date Allocated Loan Amount,
x.	Trust Loan Per Room and
xi.	Appraisal Value Per Room

of the Mortgage Loan and, with respect to items ix., x. and xi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Trust Loan IO NOI DSCR,” “Underwritten Trust Loan IO NCF DSCR,” “Underwritten Trust Loan IO NOI DSCR at Cap” and “Underwritten Trust Loan IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Trust LTV,” “Maturity Date Trust LTV,“ “Underwritten Trust Loan NOI Debt Yield,” “Underwritten Trust Loan NCF Debt Yield” and “Percentage of Cut-off Date Allocated Loan Amount” to the nearest 1/10th of one percent.

11.	Using the:
a.	Trust Loan Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Document Date

Loan Agreement	7 July 2017

Allocated Loan Amounts Schedule	Not Dated

Interest Rate Cap Agreement	7 July 2017

Closing Statement	7 July 2017

Non-Consolidation Opinion	7 July 2017

Guaranty Agreement	7 July 2017

Cash Management Agreement	7 July 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	1 June 2017

Portfolio Appraisal Report	1 June 2017

Engineering Reports	5 July 2017

Seismic Reports	5 July 2017

Phase I Environmental Reports	July 2017

Underwriter’s Summary Report	13 July 2017

Ground Lease Agreements	Various

Ground Lease Amendments	Various

Ground Lease Abstracts	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Document Date
USPS Internet Site (www.usps.gov)	Not Applicable

Title Policies	Not Dated

Property Management Agreements	Various

Franchise Agreements	Various

Franchise Agreement Amendments	Various

Operating Lease	14 May 2014

Operating Lease Pledge and Security Agreement	7 July 2017

Insurance Review Report	6 July 2017

STR Reports	Various

Historical CapEx Summary	Not Dated

PIP Schedule	6 July 2017

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or Engineering Report
City (see Note 1)	Appraisal Report or Engineering Report
State (see Note 1)	Appraisal Report or Engineering Report
County	USPS Internet Site (www.usps.gov) or Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov) or Appraisal Report
Property Type	Appraisal Report
Property Type Detail (see Note 2)	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Hotel Flag	Franchise Agreement or Property Management Agreement
Hotel Brand	Franchise Agreement or Property Management Agreement
Franchise or Brand Management Agreement Initial Maturity (see Note 2)	Franchise Agreement or Property Management Agreement
Franchise or Brand Management Agreement Renewal Options (see Note 2)	Franchise Agreement or Property Management Agreement
Franchise or Brand Management Agreement Fully Extended Maturity (see Note 2)	Franchise Agreement or Property Management Agreement
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
PML % (see Note 3)	Seismic Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

2008 Total Revenue	Underwriter’s Summary Report
2009 Total Revenue	Underwriter’s Summary Report
2010 Total Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
T-12 April 2017 Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2008 Total Expenses	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
T-12 April 2017 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
T-12 April 2017 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
T-12 April 2017 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document

2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
T-12 April 2017 Occupied Room Nights	Underwriter’s Summary Report
UW Occupied Room Nights	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
T-12 April 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2008 Average Daily Rate	Underwriter’s Summary Report
2009 Average Daily Rate	Underwriter’s Summary Report
2010 Average Daily Rate	Underwriter’s Summary Report
2011 Average Daily Rate	Underwriter’s Summary Report
2012 Average Daily Rate	Underwriter’s Summary Report
2013 Average Daily Rate	Underwriter’s Summary Report
2014 Average Daily Rate	Underwriter’s Summary Report
2015 Average Daily Rate	Underwriter’s Summary Report
2016 Average Daily Rate	Underwriter’s Summary Report
T-12 April 2017 Average Daily Rate	Underwriter’s Summary Report
UW Average Daily Rate	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
T-12 April 2017 RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document

2013 Occupancy Penetration Index	Underwriter’s Summary Report
2014 Occupancy Penetration Index	Underwriter’s Summary Report
2015 Occupancy Penetration Index	Underwriter’s Summary Report
2016 Occupancy Penetration Index	Underwriter’s Summary Report
T-12 April 2017 Occupancy Penetration Index	Underwriter’s Summary Report
2013 ADR Penetration Index	Underwriter’s Summary Report
2014 ADR Penetration Index	Underwriter’s Summary Report
2015 ADR Penetration Index	Underwriter’s Summary Report
2016 ADR Penetration Index	Underwriter’s Summary Report
T-12 April 2017 ADR Penetration Index	Underwriter’s Summary Report
2013 RevPAR Penetration Index	Underwriter’s Summary Report
2014 RevPAR Penetration Index	Underwriter’s Summary Report
2015 RevPAR Penetration Index	Underwriter’s Summary Report
2016 RevPAR Penetration Index	Underwriter’s Summary Report
T-12 April 2017 RevPAR Penetration Index	Underwriter’s Summary Report
2008 Available Room Nights	Underwriter’s Summary Report
2009 Available Room Nights	Underwriter’s Summary Report
2010 Available Room Nights	Underwriter’s Summary Report
2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
T-12 April 2017 Available Room Nights	Underwriter’s Summary Report
UW Available Room Nights	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Loan Agreement and Closing Statement
Real Estate Tax Escrow – Ongoing	Loan Agreement
Real Estate Tax Escrow – Springing Condition	Loan Agreement
Insurance Escrow – Initial	Loan Agreement and Closing Statement
Insurance Escrow – Ongoing	Loan Agreement
Insurance Escrow – Springing Condition	Loan Agreement
Replacement Reserve Escrow – Initial	Loan Agreement and Closing Statement
Replacement Reserve Escrow – Ongoing	Loan Agreement
Replacement Reserve Escrow – Springing Condition	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Escrow – Initial	Loan Agreement and Closing Statement
Other Escrow Required	Loan Agreement
Other Escrow Description	Loan Agreement
Other Initial	Loan Agreement and Closing Statement
Other Escrow – On Going	Loan Agreement
Other Escrow – Springing Condition	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Loan Agreement
Borrower	Loan Agreement
Trust Loan Original Balance	Loan Agreement or Allocated Loan Amounts Schedule
First Payment Date	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Start Date	Loan Agreement
Interest Accrual End Date	Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
Mortgage Loan Spread	Loan Agreement
Mortgage Loan LIBOR Floor	Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Option Description	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Open Period Begin Date (see Note 5)	Loan Agreement
Prepay Description	Loan Agreement
Partial Release (Y/N)	Loan Agreement
Partial Release Description	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Future Debt Permitted (Y/N)	Loan Agreement
Future Debt Description	Loan Agreement
Lockbox (see Note 6)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Loan Agreement
Independent Director	Loan Agreement
Title Type (see Note 8)	Title Policy
Ground Lessor	Ground Lease Abstract, Ground Lease Agreement or Ground Lease Amendment
Ground Lease Expiration Date	Ground Lease Abstract, Ground Lease Agreement or Ground Lease Amendment
Loan Purpose	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the Properties listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the corresponding information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

Table A1:
Property	Characteristic	Source Document Value	Provided Value

Hilton Garden Inn San Francisco Airport North	Property Type Detail	Full Service	Limited Service

Residence Inn Portland West Hillsboro	Franchise or Brand Management Agreement Initial Maturity	8/25/2014	8/25/2024
	Franchise or Brand Management Agreement Renewal Options	Extends to 8/25/2024 if the related franchisor has (i) upgraded the hotel in accordance with the property improvement plan and (ii) is not in default under the franchise agreement	NAP
	Franchise or Brand Management Agreement Fully Extended Maturity	<blank>	8/25/2024

Courtyard Pensacola	Property Type Detail	Full Service	Limited Service

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML %” characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first "Payment Due Date” which occurs during the open period for the Mortgage Loan, as shown in the loan agreement Source Document.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require the borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document, funds in the lockbox are forwarded to an account controlled by the borrowers or are otherwise made available to the borrowers and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document.

8.	For the purpose of comparing the “Title Type” characteristic, the Depositor instructed us to use “Fee Simple” for the “Title Type” characteristic if one or more of the borrowers of the Mortgage Loan hold the fee simple interest in the Property and the operating lessee, as shown in the operating lease Source Document, holds the leasehold or subleasehold interest in the related Property, both as shown in the title policy Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique Portfolio
Unique ID
Property Name
Environmental Phase II Report Date
Sponsor
Original Amortization Term
Monthly P&I Payment
Annual P&I Payment
Defeasance Lockout Expiration Date
Mezzanine Loan Origination Date
Mezzanine Loan Original Balance
Mezzanine Loan Cut-off Date Balance
Mezzanine Loan Balloon Balance
Mezzanine Loan Interest Accrual Method
Mezzanine Loan LIBOR Rounding Methodology
Mezzanine Loan Interest Rate Adjustment Frequency
Mezzanine Loan Spread
Mezzanine Loan Interest Rate
Mezzanine Loan LIBOR Floor
Mezzanine Loan LIBOR Cap Strike Rate
Mezzanine Loan LIBOR Cap Expiration Date
Mezzanine Loan LIBOR Provider
Mezzanine Loan LIBOR Provider Rating (F/M/S)
Mezzanine Loan Monthly IO Payment
Mezzanine Loan Annual IO Payment
Mezzanine Loan Annual IO Payment at Cap
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Total Debt Original Balance
Total Debt Cut-off Date Balance
Total Debt Balloon Balance
Total Debt Monthly IO Payment
Total Debt Annual IO Debt Service
Total Debt Annual IO Debt Service at Cap
Underwritten Total Debt IO NOI DSCR
Underwritten Total Debt IO NCF DSCR
Underwritten Total Debt IO NOI DSCR at Cap
Underwritten Total Debt IO NCF DSCR at Cap

Exhibit 3 to Attachment A

Characteristic
Cut-off Date Total Debt LTV
Maturity Date Total Debt LTV
Underwritten Total Debt NOI Debt Yield
Underwritten Total Debt NCF Debt Yield
Total Debt Per Room
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.